Intangible Assets	3 Months Ended
Mar. 31, 2013
Intangible Assets [Abstract]
Intangible Assets
3.Intangible Assets

			March 31,	December 31,
			2013	2012
		Accumulated	Net Carrying	Net Carrying
	Cost	Amortization	Value	Value
	$	$	$	$

Wave energy technology	1,218,238	121,323	1,096,915	1,117,219
Wind energy technology	457,600	40,559	417,041	424,668

	1,675,838	161,882	1,513,956	1,541,887

On October 3, 2011, the Company acquired all of the rights and patents to a wave energy technology developed by Hidroflot, S.A.  The purchase price is $1,400,000 for the technology, which is payable in thirty-three monthly installments, and has been recorded at the present value of $1,218,238, based on the present value of payments.

On December 13, 2011, the Company acquired all of the rights and patents to an off-shore wind energy technology developed by Green& Blue Sustainable Technologies.  The Company issued 25,000,000 common shares as full payment for the acquisition, with a market value of $457,600.

Estimated Amortization Expense	$

For the year ended December 31, 2013	111,724
For the year ended December 31, 2014	111,724
For the year ended December 31, 2015	111,724
For the year ended December 31, 2016	111,724
After December 31, 2016	1,094,991
Total	1,541,887